Annual Total Returns[BarChart] - Semiconductor UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.85%)	(6.99%)	53.81%	54.48%	(5.51%)	42.21%	56.74%	(17.90%)	78.00%	60.77%